Income Taxes - Schedule of Components of Income Tax Provision (Benefit) (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal, Current
Federal, Deferred	(745,677)	(979,625)
State and local, Current
State and local, Deferred	425,387	1,839,145
Foreign, Current
Foreign, Deferred	326,017	1,590
Income tax expense benefit before valuation allowance	5,727	861,109
Change in valuation allowance	(5,727)	(861,109)
Income tax provision (benefit)